Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash dividends per common share		$ 0.4
Adjustments
Cash dividends per common share	$ 0.2